Events after balance sheet date (Details)	Jan. 03, 2024 EUR (€)	Jan. 31, 2024 EUR (€)	Jan. 31, 2024 USD ($)	Jan. 03, 2024 USD ($)
Events after balance sheet date
Upfront Payment	€ 50,000,000.0
Receipt Of Cash for Cash And Working Capital	€ 13,200,000
Upfront Preclinical Research Commitments Milestone Payments | $				$ 27,000,000
Potential Commitments For Clinical and Commercial Milestones Payments | $				$ 700,000,000
Potential Future Sales Based Milestone Payments Receivable		€ 120,000,000
Commitments Related To Development Activities.		€ 40,000,000
Series C Investment | $			$ 40,000,000.0